Leases	9 Months Ended
Sep. 30, 2021
SoundHound, Inc. [Member]
Leases [Line Items]
LEASES

12.    LEASES

The Company leases certain facilities under non-cancelable operating leases that expire at various dates through 2025. Some leases include renewal options, which would permit extensions of the expiration dates at rates approximating fair market rental values. The Company also enters into certain finance leases for computer equipment. The finance leases are collateralized by the financed assets.

Aggregate noncancelable future minimum lease payments under operating and finance leases are as follows (in thousands):

	Operating Lease	Financing Lease
Year ending December 31:
Remainder of 2021	$863	$607
2022	3,591	1,265
2023	3,630	190
2024	3,315	122
2025	962	12
Thereafter	2,358	—
Total	14,719	2,196
Less: imputed interest	(1,936)	(152)
Present value of lease liabilities	12,783	2,044
Less: current portion	(3,298)	(1,636)
Lease liabilities, net of current portion	$9,485	$408

Additional information related to the inputs used in computing the Company’s lease balances as of September 30, 2021 includes (in thousands):

	Operating Lease	Financing Lease
Weighted-average remaining lease term (years)	4.60	1.25
Weighted-average discount rate	5.92%	9.79%
Nine months ended September 30, 2021

Operating lease cost	$2,466
Short-term lease cost	69
Total	$2,535
Financing lease cost
Amortization of finance leased assets	1,815
Interest of lease liabilities	208
Total	$2,023

The Company’s rent expense totaled approximately $2,466 and $3,166 during the nine months ended September 30, 2021 and 2020, respectively.